Share-based Payment Arrangements	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Share-based Payment Arrangements
8.
Share-based payment arrangements

Description of the share-based payment arrangements

As at June 30, 2024, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 Plan”), under which Company may:

1.
issue restricted share units/awards (‘RSUs’); or
2.
grant options to purchase its ordinary shares (‘Share Options’); or
3.
issued restricted ordinary shares

to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.

The 2021 Plan was established in 2021 as a replacement for the GHI equity-settled share-based payment arrangements. The Share Options and RSUs granted generally vest 25% on each anniversary of the grant, over a four year-period. The maximum term of Share Options granted under the 2021 Plan does not exceed ten years from the date of grant. The Share Options and RSUs granted to employees do not have the rights of the ordinary shares until the Share Options and RSUs are vested, exercised and recorded into the register of shareholders of the Company.

As at June 30, 2024, the Company also has in place the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.

In addition to the above arrangements, certain subsidiaries of the Group have also set up certain equity settled share-based payment arrangements for the issuance of restricted share units/awards and share options which generally vest 25% on each anniversary of the grant, over a four year-period. The share-based payment expense in relation to these arrangements is not material to the Group.

a)
Reconciliation of outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of January 1, 2024	132,432
Granted	93,549
Vested	(60,317)
Canceled and forfeited	(7,493)
As of June 30, 2024	158,171

As at June 30, 2024, certain RSUs were vested but had not been registered as ordinary shares. The weighted average fair value of RSUs granted during the six months ended June 30, 2024 was $3.18. The fair value of RSUs granted was determined based on the closing price of the shares on the grant date.

b)
Reconciliation of outstanding Share Options

The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2024	48,592	2.17	5.74
Exercised	(4,447)	1.81
Canceled and forfeited	(56)	2.28
As of June 30, 2024	44,089	2.21	5.22

	Number of Share Options *	Weighted average exercise price per share
Exercisable	’000	$
As of January 1, 2024	44,047	2.19
As of June 30, 2024	40,747	2.22

The Share Options outstanding as at June 30, 2024 had an exercise price in the range of $0.28 to $4.03 (31 December 2023: $0.28 to $4.03). As at June 30, 2024 and December 31, 2023, certain share options exercised had not yet been registered as ordinary shares.

c)
Restricted ordinary shares

During the six months ended June 30, 2024, 4,920 thousand restricted ordinary shares were granted. During this period, there were no restricted ordinary shares canceled or forfeited, and 10,337 thousand restricted ordinary shares vested.

d)
2021 Equity Stock Purchase Plan

During the six months ended June 30, 2024, 2,198 thousand shares were purchased and subsequently issued in July 2024 at a price of $2.81 per share.